Statements of Consolidated Membership Interests (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital account:
Balance at beginning of period	$ 7,212	$ 6,990	$ 6,849
Net income	349	367	352
Distributions to members	(225)	(145)	(211)
Sale of related-party agreements	159
Other	1
Balance at end of period (number of interests outstanding: 2012, 2011 and 2010 - 635 million)	7,335	7,212	6,990
Accumulated other comprehensive income (loss), net of tax effects:
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(31)	(2)	(2)
Net effects of cash flow hedges (net of tax expense (benefit) of $1, $(17) and $-)	3	(29)
Defined benefit pension and OPEB plans (net of tax benefit of $1, $-and $-)	(3)
Accumulated Other Comprehensive Income (Loss), Ending Balance	(31)	(31)	(2)
Total membership interests at end of period	$ 7,304	$ 7,181	$ 6,988